General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 12 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Share based payment	2,581	818	-
Professional fees	1,390	154	90
Related NASDAQ IPO expenses	1,265	1,235	185
Director’s fees and share based compensation	1,142	-	-
Salary and related expenses	545	140	67
Insurance expenses	363	-	-
Office maintenance	91	77	23
Depreciation	84	7	2
Travel abroad	65	12	15
Others	46	4	2
Total	7,572	2,447	384